Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Utilities ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.65%	8.30%	13.28%	28.02%	(4.00%)	14.93%	9.44%	6.96%	22.94%	(2.61%)